18. Equity (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Issued capital			€ 983	€ 762
Number of authorised shares			98,287,333	76,249,901
Par value			€ 0.01	€ 0.01
Authorized share capital			€ 3,120
Share issue transaction costs			€ 2,400	€ 2,300
Value of shares authorized to issue at the market	€ 75,000	€ 50,000
Common shares
Number of authorised shares			311,950,000
Number of common shares authorized				155,975,000
Cumulative preference shares
Number of common shares authorized				155,975,000
Issued Capital
Authorized share capital	€ 34,500	€ 34,500
At-the-market sales agreement
Number of shares issued	7,900,000	12,500,000